Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 195,184	$ 153,252	$ 115,942
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	46,476	50,398	52,261
Provision for credit (recovery) losses	(6,991)	(5,837)	4,399
Share-based payments and settlements	12,582	8,410	14,423
Net realized (gains) losses on available-for-sale investments	(1,100)	(4,186)	(1,546)
(Gain) loss on sale of premises and equipment	0	0	(37)
Net (gains) losses on other real estate owned	322	2,383	440
(Increase) decrease in carrying value of equity method investments	(1,118)	(1,028)	(1,137)
Dividends received from equity method investments	556	412	441
Fair value adjustments of a contingent payment	0	0	895
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	3,838	(1,761)	(6,054)
(Increase) decrease in other assets	(7,813)	25,600	(6,694)
Increase (decrease) in accrued interest payable	2,774	82	(284)
Increase (decrease) in employee benefit plans and other liabilities	51,635	14,396	5,587
Cash provided by (used in) operating activities	296,345	242,121	178,636
Cash flows from investing activities
(Increase) decrease in securities purchased under agreement to resell	151,428	(29,956)	(148,813)
Net (increase) decrease in short-term investments other than restricted cash	188,115	277,788	(122,323)
Net change in trading investments	329	(511)	314,986
Available-for-sale investments: proceeds from sale	854,160	213,047	60,548
Available-for-sale investments: proceeds from maturities and pay downs	480,765	524,971	576,892
Available-for-sale investments: purchases	(242,087)	(730,765)	(1,884,554)
Held-to-maturity investments: proceeds from maturities and pay downs	166,406	113,573	73,725
Held-to-maturity investments: purchases	(903,958)	(385,813)	(360,959)
Net (increase) decrease in loans	(321,944)	(130,107)	321,722
Additions to premises, equipment and computer software	(18,529)	(19,218)	(9,804)
Proceeds from sale of other real estate owned	5,896	2,689	5,528
Purchase of intangible assets	(1,308)	0	0
Net cash disbursed for business acquisitions	(20,722)	0	(21,778)
Cash provided by (used in) investing activities	338,551	(164,302)	(1,194,830)
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(22,543)	(621,105)	1,056,029
Proceeds from issuance of common shares, net of underwriting discounts and commissions	0	13	131,600
Cost of issuance of common shares	0	0	(5,458)
Proceeds from loans sold under agreement to repurchase	0	0	5,152
Cost of repurchase of loans under agreement to repurchase	0	0	(5,152)
Issuance of subordinated capital, net of underwriting fees	73,218	0	0
Repayment of long-term debt	(47,000)	0	0
Common shares repurchased	(48,443)	0	(1,633)
Preference shares repurchased	0	0	(212,121)
Warrant repurchased	0	0	(100)
Proceeds from stock option exercises	3,318	4,546	6,919
Cash dividends paid on common shares	(83,704)	(69,731)	(19,346)
Cash dividends paid on preference shares	0	0	(14,629)
Preference shares guarantee fee paid	0	0	(1,676)
Cash provided by (used in) financing activities	(125,154)	(686,277)	939,585
Net effect of exchange rates on cash, cash equivalent and restricted cash	2,646	46,645	(105,245)
Net increase (decrease) in cash, cash equivalent and restricted cash	512,388	(561,813)	(181,854)
Cash, cash equivalent and restricted cash: beginning of year	1,557,732	2,119,545	2,301,399
Cash, cash equivalent and restricted cash: end of year	2,070,120	1,557,732	2,119,545
Components of cash, cash equivalent and restricted cash at end of year
Total cash, cash equivalent and restricted cash at end of year	1,557,732	2,119,545	2,301,399
Supplemental disclosure of cash flow information
Cash interest paid	27,374	15,968	16,165
Cash income tax paid	544	696	391
Non-cash items
Transfer to other real estate owned	2,437	0	8,961
Transfer of available-for-sale investments to held-to-maturity investments	$ 0	$ 0	$ 74,731